Net finance income (expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Finance income	$ 2,169	$ 1,832	$ 821
Income from investments and marketable securities (Government Bonds)	1,657	1,159	315
Other finance income	512	673	506
Finance expenses	(3,922)	(3,500)	(5,150)
Interest on finance debt	(2,264)	(2,363)	(2,870)
Unwinding of discount on lease liability	(1,785)	(1,340)	(1,220)
Discount and premium on repurchase of debt securities	(4)	(121)	(1,102)
Capitalized borrowing costs	1,290	1,032	976
Unwinding of discount on the provision for decommissioning costs	(857)	(519)	(761)
Other finance expenses	(302)	(189)	(173)
Foreign exchange gains (losses) and indexation charges	(580)	(2,172)	(6,637)
Foreign exchange gains (losses) (1)	2,268	1,022	(2,737)
Reclassification of hedge accounting to the Statement of Income (1)	(3,763)	(4,871)	(4,585)
Indexation to the Selic interest rate of anticipated dividends and dividends payable (2)	(299)	994	108
Legal agreement with Eletrobras - compulsory loans (3)	236
Recoverable taxes inflation indexation income	204	86	518
Other foreign exchange gains and indexation charges, net	774	597	59
Total	$ (2,333)	$ (3,840)	$ (10,966)